Cover	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	VISTA CREDIT STRATEGIC LENDING CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56562
Entity Tax Identification Number	88-1906598
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	Floor 28
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	804-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001919369
Amendment Flag	false